Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of inventories [line items]
Brazilian tax credits and interest receivables	$ 1,085		$ 960
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 70	$ 25